FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

1. Name and address of issuer:

     Alameda-Contra Costa Medical Association Collective
     Investment Trust for Retirement Plans
     6230 Claremont Avenue
     Oakland, CA  94618

2. Name of each series or class of funds for which this notice is filed:

     The International Equity Portfolio
     The Growth Equity Portfolio
     The Value Equity Portfolio
     The Balanced Portfolio
     The Long-Intermediate Fixed Income Portfolio
     The Short-Intermediate Fixed Income Portfolio
     The Short-Term Income Fund

3. Investment Company Act File Number:  811-5887

   Securities Act File Number:  33-32864

4. Last day of fiscal year for which this notice is filed:

     December 31, 1996

5. Not applicable

6. Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     0

9. Number and aggregate sale price of securities sold during the fiscal year:

     Number: 152,620     Sale Price: 1,611,923




10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
    24f-2:

     Number: 152,620     Sale Price: 1,611,923

11. Not applicable

12. Calculation of registration fee:

     Aggregate sale price of securities sold during
     the fiscal year in reliance on rule 24f-2          1,611,923

     Aggregate price of shares issued in connection
     with dividend reinvestment plans                           0

     Aggregate price of shares redeemed or
     repurchased during the fiscal year                 1,611,923

     Aggregate price of shares redeemed or repurchased
     and previously applied as a reduction to filing
     fees pursuant to rule 24e-2                                0

     Net aggregate price of securities sold and issued
     during the fiscal year in reliance on rule 24f-2           0

     Multiplier prescribed by Section 6(b) of the
     Securities Act of 1933                             .00034483

     Fee due                                                    0

13. No fee due.


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)   L. Richard Mello
                           Treasurer

Date February 18, 1997